Share-Based Payment (Schedule of Weighted Average Fair Values and Exercise Price) (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average exercise prices	€ 9.02	€ 8.3	€ 8.96
Weighted average fair value on grant date	€ 1.8	€ 1.6